Intangible Assets	12 Months Ended
Dec. 31, 2021
Intangible Assets
Intangible Assets

Note 5 – Intangible Assets

Intangible assets of the Company on December 31, 2021 and 2020 are summarized as follows:

	2021		2020
	Gross Carrying	Accumulated	Gross Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Intangible assets:
Licenses	$149	$(42)	$147	$(33)
Patents pending	503	—	125	—
Trademarks	9	—	9	—
Trademarks pending	—	—	—	—
Total amortized intangible assets	$661	$(42)	$281	$(33)

Amortization expense for intangible assets totaled $9 for the years ended December 31, 2021 and 2020. Useful lives of intangible assets range from 3 to 20 years.